CMG SR TACTICAL BOND FUND
CMG SR TACTICAL BOND FUND
Investment Objective:
The Fund seeks consistent positive returns throughout various fixed income cycles.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CMG SR TACTICAL BOND FUND CMG SR Tactical Bond Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CMG SR TACTICAL BOND FUND CMG SR Tactical Bond Fund		Class A Shares	Class I Shares
Management Fees	[1]	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.40%	none
Other Expenses		0.37%	0.42%
Acquired Fund Fees and Expenses	[2]	0.46%	0.46%
Total Annual Fund Operating Expenses		2.48%	2.13%
[1]	Restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are the average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example CMG SR TACTICAL BOND FUND CMG SR Tactical Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	812	1,303	1,820	3,229
Class I Shares	216	667	1,144	2,462

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3,502% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests primarily in long and short positions in US Treasury bonds through a combination of (i) Underlying Funds linked to the performance of the current US Long Treasury Bond, (ii) exchange traded funds linked to the performance of various Treasury bonds, (iii) Treasury Bonds and (iv) Treasury bond futures and other derivatives. The Adviser believes that by applying systematic research (“SR”) and its multi-factor quantitative model, the strategy can produce returns in excess of buying and holding U.S. Long Treasury Bond mutual funds through various fixed income cycles (periods of rising and falling interest rates both on a shorter-term or long-term basis).

The Fund may invest in fixed income securities of U.S. companies, both directly and indirectly through mutual funds, including open-end funds (mutual funds), closed-end funds and exchange-traded funds (collectively, “Underlying Funds”). Exchange-traded funds or “ETFs” are registered investment companies that generally seek to track the performance of a particular market index, such as the Standard & Poor’s 500, or of a particular segment of the market such as an industry sector or geographic region. The Fund may invest in fixed income securities that are sometimes referred to as “high yield” or “junk” bonds. The Fund defines high yield bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S & P”), or determined to be of similar quality by the Fund’s Adviser. Such securities are considered speculative investments that carry greater risk of default. The Fund may also hold U.S. Government securities or cash equivalents for collateralization obligations, to pay redemption requests or while pending investment. The Fund may invest in a wide range of instruments, markets and asset classes, including but not limited to U.S. and foreign equities (including equity securities of companies in developing countries or emerging markets), other types of investment companies and derivative investments such as futures and options. Derivative investments may be used by the adviser for hedging purposes or for speculative purposes. The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short or leverage its assets through borrowings for investment purposes. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its assets in US Treasury bonds, corporate bonds or Underlying Funds which invest primarily in US Treasury or corporate bonds (“80% Investment Policy”). The Adviser utilizes its own proprietary research as well as the research of independent third parties such as statistical reporting organizations or signal providers to identify suitable investments for the Fund during various fixed income cycles. The strategy indicators that have varying weights are used to determine the Fund’s investment in Long Treasury Bond funds, ETFs, Treasury Bonds, futures contracts and derivatives on fixed income securities. Each indicator will generate a signal indicating a long or short position. The signals are blended to determine the appropriate investment.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk - The Fund may use derivatives (including futures and options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Fixed Income Risk - The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Foreign Exposure - Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk - The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, will magnify the Fund’s gains or losses.

• Management Style Risk - The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests or calls it writes may prove to be incorrect.

• Non-Diversification Risk - The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Portfolio Turnover Risk - Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Short Selling Risk - The Fund (and the Underlying Funds) may engage in short selling activities, which are more risky than “long” positions (purchases) because the cost of the replacement security or instrument is unknown.

• Stock Market Risk - Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Underlying Funds - Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class I shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund’s returns prior to June 2013 were achieved while pursuing a materially different investment objective and strategy. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.

Class A Annual Total Return For Calendar Years Ended December 31 (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Best Quarter:	4th Quarter 2010	4.12%
Worst Quarter:	4th Quarter 2012	(2.86)%
The year-to-date return as of the most recent calendar quarter, which ended March 31, 2013, was 2.40%.
Performance Table Average Annual Total Returns (For period ended December 31, 2012)
Average Annual Total Returns CMG SR Tactical Bond Fund CMG SR TACTICAL BOND FUND	Label	1 Year	Since Inception		Inception Date
Class A Shares	Return before taxes	(7.47%)	(2.07%)		May 1, 2009
Class A Shares Return after taxes on distributions		(7.47%)	(2.66%)
Class A Shares Return after taxes on distributions and sale of Fund shares		(4.85%)	(2.06%)
Class I Shares	Return before taxes	(1.50%)	(0.70%)	[1]	Oct 20, 2011
Barclays Capital Long Term Treasury Index (reflects no deduction for fees, expenses, or taxes)		3.56%	10.29%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)		16.00%	16.53%
[1]	Inception date for Class I shares was October 20, 2011.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class I shares, which are not shown, will vary from those of Class A shares.

The S & P 500® Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The Barclays Capital Long Term Treasury Index (the “ Barclays Index”) is an unmanaged index comprised of fixed-income securities with various maturities greater than 10 years. The Barclays Index was added in connection with the Fund’s change in strategy in June 2013. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

CMG SR TACTICAL BOND FUND
CMG SR TACTICAL BOND FUND
Investment Objective:
The Fund seeks consistent positive returns throughout various fixed income cycles.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CMG SR TACTICAL BOND FUND CMG SR Tactical Bond Fund Manager Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CMG SR TACTICAL BOND FUND CMG SR Tactical Bond Fund Manager Class Shares
Management Fees	[1]	1.25%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.37%
Acquired Fund Fees and Expenses		0.46%
Total Annual Fund Operating Expenses		2.33%
Fee Waiver and/or Reimbursement	[3]	(0.87%)
Total Annual Fund Operating Expenses After Waiver and/or Reimbursement		1.46%
[1]	Restated to reflect current fees.
[2]	Estimated for the current fiscal year.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until June 30, 2014, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Funds' officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.00% of the Fund's average daily net assets attributable to Manager Class shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fiscal year end during which the fees were waived or expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Board of Trustees may terminate this expense rembursement arrangement at any time.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
CMG SR TACTICAL BOND FUND CMG SR Tactical Bond Fund Manager Class Shares	149	644

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3,502% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests primarily in long and short positions in US Treasury bonds through a combination of (i) Underlying Funds linked to the performance of the current US Long Treasury Bond, (ii) exchange traded funds linked to the performance of various Treasury bonds, (iii) Treasury Bonds and (iv) Treasury bond futures and other derivatives. The Adviser believes that by applying systematic research (“SR”) and its multi-factor quantitative model, the strategy can produce returns in excess of buying and holding U.S. Long Treasury Bond mutual funds through various fixed income cycles (periods of rising and falling interest rates both on a shorter-term or long-term basis).

The Fund may invest in fixed income securities of U.S. companies, both directly and indirectly through mutual funds, including open-end funds (mutual funds), closed-end funds and exchange-traded funds (collectively, “Underlying Funds”). Exchange-traded funds or “ETFs” are registered investment companies that generally seek to track the performance of a particular market index, such as the Standard & Poor’s 500, or of a particular segment of the market such as an industry sector or geographic region. The Fund may invest in fixed income securities that are sometimes referred to as “high yield” or “junk” bonds. The Fund defines high yield bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S & P”), or determined to be of similar quality by the Fund’s Adviser. Such securities are considered speculative investments that carry greater risk of default. The Fund may also hold U.S. Government securities or cash equivalents for collateralization obligations, to pay redemption requests or while pending investment. The Fund may invest in a wide range of instruments, markets and asset classes, including but not limited to U.S. and foreign equities (including equity securities of companies in developing countries or emerging markets), other types of investment companies and derivative investments such as futures and options. Derivative investments may be used by the adviser for hedging purposes or for speculative purposes. The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short or leverage its assets through borrowings for investment purposes. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its assets in US Treasury bonds, corporate bonds or Underlying Funds which invest primarily in US Treasury or corporate bonds (“80% Investment Policy”). The Adviser utilizes its own proprietary research as well as the research of independent third parties such as statistical reporting organizations or signal providers to identify suitable investments for the Fund during various fixed income cycles. The strategy indicators that have varying weights are used to determine the Fund’s investment in Long Treasury Bond funds, ETFs, Treasury Bonds, futures contracts and derivatives on fixed income securities. Each indicator will generate a signal indicating a long or short position. The signals are blended to determine the appropriate investment.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk - The Fund may use derivatives (including futures and options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Fixed Income Risk - The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Foreign Exposure - Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk - The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, will magnify the Fund’s gains or losses.

• Management Style Risk - The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests or calls it writes may prove to be incorrect.

• Non-Diversification Risk - The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Portfolio Turnover Risk - Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Short Selling Risk - The Fund (and the Underlying Funds) may engage in short selling activities, which are more risky than “long” positions (purchases) because the cost of the replacement security or instrument is unknown.

• Stock Market Risk - Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Underlying Funds - Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class I shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund’s returns prior to June 2013 were achieved while pursuing a materially different investment objective and strategy. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.

Class A Annual Total Return For Calendar Years Ended December 31 (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Best Quarter:	4th Quarter 2010	4.12%
Worst Quarter:	4th Quarter 2012	(2.86)%
The year-to-date return as of the most recent calendar quarter, which ended March 31, 2013, was 2.40%.
Performance Table Average Annual Total Returns (For period ended December 31, 2012)
Average Annual Total Returns CMG SR Tactical Bond Fund CMG SR TACTICAL BOND FUND	Label	1 Year	Since Inception		Inception Date
Class A Shares	Return before taxes	(7.47%)	(2.07%)		May 1, 2009
Class A Shares Return after taxes on distributions		(7.47%)	(2.66%)
Class A Shares Return after taxes on distributions and sale of Fund shares		(4.85%)	(2.06%)
Class I Shares	Return before taxes	(1.50%)	(0.70%)	[1]	Oct 20, 2011
Barclays Capital Long Term Treasury Index (reflects no deduction for fees, expenses, or taxes)		3.56%	10.29%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)		16.00%	16.53%
[1]	Inception date for Class I shares was October 20, 2011.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class I shares, which are not shown, will vary from those of Class A shares.

The S & P 500® Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The Barclays Capital Long Term Treasury Index (the “ Barclays Index”) is an unmanaged index comprised of fixed-income securities with various maturities greater than 10 years. The Barclays Index was added in connection with the Fund’s change in strategy in June 2013. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jun 17, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 17, 2013
Prospectus Date	rr_ProspectusDate	Jun 17, 2013
CMG SR TACTICAL BOND FUND | CMG SR Tactical Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CMG SR TACTICAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks consistent positive returns throughout various fixed income cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3,502% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3502.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are the average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in long and short positions in US Treasury bonds through a combination of (i) Underlying Funds linked to the performance of the current US Long Treasury Bond, (ii) exchange traded funds linked to the performance of various Treasury bonds, (iii) Treasury Bonds and (iv) Treasury bond futures and other derivatives. The Adviser believes that by applying systematic research (“SR”) and its multi-factor quantitative model, the strategy can produce returns in excess of buying and holding U.S. Long Treasury Bond mutual funds through various fixed income cycles (periods of rising and falling interest rates both on a shorter-term or long-term basis).

The Fund may invest in fixed income securities of U.S. companies, both directly and indirectly through mutual funds, including open-end funds (mutual funds), closed-end funds and exchange-traded funds (collectively, “Underlying Funds”). Exchange-traded funds or “ETFs” are registered investment companies that generally seek to track the performance of a particular market index, such as the Standard & Poor’s 500, or of a particular segment of the market such as an industry sector or geographic region. The Fund may invest in fixed income securities that are sometimes referred to as “high yield” or “junk” bonds. The Fund defines high yield bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S & P”), or determined to be of similar quality by the Fund’s Adviser. Such securities are considered speculative investments that carry greater risk of default. The Fund may also hold U.S. Government securities or cash equivalents for collateralization obligations, to pay redemption requests or while pending investment. The Fund may invest in a wide range of instruments, markets and asset classes, including but not limited to U.S. and foreign equities (including equity securities of companies in developing countries or emerging markets), other types of investment companies and derivative investments such as futures and options. Derivative investments may be used by the adviser for hedging purposes or for speculative purposes. The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short or leverage its assets through borrowings for investment purposes. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its assets in US Treasury bonds, corporate bonds or Underlying Funds which invest primarily in US Treasury or corporate bonds (“80% Investment Policy”). The Adviser utilizes its own proprietary research as well as the research of independent third parties such as statistical reporting organizations or signal providers to identify suitable investments for the Fund during various fixed income cycles. The strategy indicators that have varying weights are used to determine the Fund’s investment in Long Treasury Bond funds, ETFs, Treasury Bonds, futures contracts and derivatives on fixed income securities. Each indicator will generate a signal indicating a long or short position. The signals are blended to determine the appropriate investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least 80% of its assets in US Treasury bonds, corporate bonds or Underlying Funds which invest primarily in US Treasury or corporate bonds (“80% Investment Policy”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk - The Fund may use derivatives (including futures and options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Fixed Income Risk - The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Foreign Exposure - Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk - The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, will magnify the Fund’s gains or losses.

• Management Style Risk - The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests or calls it writes may prove to be incorrect.

• Non-Diversification Risk - The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Portfolio Turnover Risk - Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Short Selling Risk - The Fund (and the Underlying Funds) may engage in short selling activities, which are more risky than “long” positions (purchases) because the cost of the replacement security or instrument is unknown.

• Stock Market Risk - Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Underlying Funds - Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk - The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class I shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund’s returns prior to June 2013 were achieved while pursuing a materially different investment objective and strategy. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-CMG-9456
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cmgmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund��s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return For Calendar Years Ended December 31 (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2010	4.12%
Worst Quarter:	4th Quarter 2012	(2.86)%
The year-to-date return as of the most recent calendar quarter, which ended March 31, 2013, was 2.40%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns for Class I shares, which are not presented, will vary from the returns for Class A shares.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.86%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor��s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class I shares, which are not shown, will vary from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class I shares, which are not shown, will vary from those of Class A shares.

The S & P 500® Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The Barclays Capital Long Term Treasury Index (the “ Barclays Index”) is an unmanaged index comprised of fixed-income securities with various maturities greater than 10 years. The Barclays Index was added in connection with the Fund’s change in strategy in June 2013. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

CMG SR TACTICAL BOND FUND | CMG SR Tactical Bond Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMGTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.48%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	812
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,820
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,229
Annual Return 2010	rr_AnnualReturn2010	2.50%
Annual Return 2011	rr_AnnualReturn2011	1.59%
Annual Return 2012	rr_AnnualReturn2012	(1.82%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
CMG SR TACTICAL BOND FUND | CMG SR Tactical Bond Fund | Class A Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)
CMG SR TACTICAL BOND FUND | CMG SR Tactical Bond Fund | Class A Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.06%)
CMG SR TACTICAL BOND FUND | CMG SR Tactical Bond Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMGOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	216
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,462
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 2011
CMG SR TACTICAL BOND FUND | CMG SR Tactical Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CMG SR TACTICAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks consistent positive returns throughout various fixed income cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3,502% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3502.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in long and short positions in US Treasury bonds through a combination of (i) Underlying Funds linked to the performance of the current US Long Treasury Bond, (ii) exchange traded funds linked to the performance of various Treasury bonds, (iii) Treasury Bonds and (iv) Treasury bond futures and other derivatives. The Adviser believes that by applying systematic research (“SR”) and its multi-factor quantitative model, the strategy can produce returns in excess of buying and holding U.S. Long Treasury Bond mutual funds through various fixed income cycles (periods of rising and falling interest rates both on a shorter-term or long-term basis).

The Fund may invest in fixed income securities of U.S. companies, both directly and indirectly through mutual funds, including open-end funds (mutual funds), closed-end funds and exchange-traded funds (collectively, “Underlying Funds”). Exchange-traded funds or “ETFs” are registered investment companies that generally seek to track the performance of a particular market index, such as the Standard & Poor’s 500, or of a particular segment of the market such as an industry sector or geographic region. The Fund may invest in fixed income securities that are sometimes referred to as “high yield” or “junk” bonds. The Fund defines high yield bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S & P”), or determined to be of similar quality by the Fund’s Adviser. Such securities are considered speculative investments that carry greater risk of default. The Fund may also hold U.S. Government securities or cash equivalents for collateralization obligations, to pay redemption requests or while pending investment. The Fund may invest in a wide range of instruments, markets and asset classes, including but not limited to U.S. and foreign equities (including equity securities of companies in developing countries or emerging markets), other types of investment companies and derivative investments such as futures and options. Derivative investments may be used by the adviser for hedging purposes or for speculative purposes. The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short or leverage its assets through borrowings for investment purposes. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its assets in US Treasury bonds, corporate bonds or Underlying Funds which invest primarily in US Treasury or corporate bonds (“80% Investment Policy”). The Adviser utilizes its own proprietary research as well as the research of independent third parties such as statistical reporting organizations or signal providers to identify suitable investments for the Fund during various fixed income cycles. The strategy indicators that have varying weights are used to determine the Fund’s investment in Long Treasury Bond funds, ETFs, Treasury Bonds, futures contracts and derivatives on fixed income securities. Each indicator will generate a signal indicating a long or short position. The signals are blended to determine the appropriate investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least 80% of its assets in US Treasury bonds, corporate bonds or Underlying Funds which invest primarily in US Treasury or corporate bonds (“80% Investment Policy”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk - The Fund may use derivatives (including futures and options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Fixed Income Risk - The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Foreign Exposure - Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk - The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, will magnify the Fund’s gains or losses.

• Management Style Risk - The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests or calls it writes may prove to be incorrect.

• Non-Diversification Risk - The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Portfolio Turnover Risk - Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Short Selling Risk - The Fund (and the Underlying Funds) may engage in short selling activities, which are more risky than “long” positions (purchases) because the cost of the replacement security or instrument is unknown.

• Stock Market Risk - Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Underlying Funds - Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk - The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class I shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund’s returns prior to June 2013 were achieved while pursuing a materially different investment objective and strategy. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-CMG-9456
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cmgmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund��s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return For Calendar Years Ended December 31 (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2010	4.12%
Worst Quarter:	4th Quarter 2012	(2.86)%
The year-to-date return as of the most recent calendar quarter, which ended March 31, 2013, was 2.40%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns for Class I shares, which are not presented, will vary from the returns for Class A shares.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.86%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor��s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class I shares, which are not shown, will vary from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class I shares, which are not shown, will vary from those of Class A shares.

The S & P 500® Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The Barclays Capital Long Term Treasury Index (the “ Barclays Index”) is an unmanaged index comprised of fixed-income securities with various maturities greater than 10 years. The Barclays Index was added in connection with the Fund’s change in strategy in June 2013. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

CMG SR TACTICAL BOND FUND | CMG SR Tactical Bond Fund | Manager Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMGMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	644

[1]	Restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are the average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Inception date for Class I shares was October 20, 2011.
[4]	Estimated for the current fiscal year.
[5]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until June 30, 2014, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Funds' officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.00% of the Fund's average daily net assets attributable to Manager Class shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fiscal year end during which the fees were waived or expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Board of Trustees may terminate this expense rembursement arrangement at any time.